UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

(Address of principal executive offices) (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Ave  Suite 1310

Cleveland, Ohio  44114

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Elessar Small Cap Value Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 83.42%

Aircraft & Parts - 1.50%
8,985	AAR Corp.	$ 249,603

Crude Petroleum & Natural Gas - 1.70%
75,664	PetroQuest Energy, Inc. *	282,983

Electric Services - 1.87%
10,916	Great Plains Energy, Inc.	310,124

Electronic Computers - 5.30%
13,398	Omnicell, Inc. *	443,742
8,638	NICE Systems, Ltd. ADR	437,515
		881,257
Electric Work - 2.30%
8,598	EMCOR Group, Inc.	382,525

Finance Services - 1.10%
25,667	Global Cash Access Holdings, Inc. *	183,519

Fire, Marine & Casualty Insurance - 2.47%
17,479	Employers Holdings, Inc.	410,931

Industrial Instruments For Measurement, Display & Control - 2.32%
37,611	Rudolph Technologies, Inc. *	384,760

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.40%
43,562	Xcerra Corp. *	399,028

Machine Tools, Metal Cutting Types - 1.30%
6,019	Kennametal, Inc.	215,420

Miscellaneous Manufacturing Industries - 1.43%
6,873	Hillenbrand, Inc.	237,118

Motor Vehicle Parts & Accessories - 2.38%
30,742	Stoneridge, Inc. *	395,342

National Commercial Banks - 8.28%
21,934	BBCN Bancorp., Inc.	315,411
17,037	First Financial Bancorp.	316,718
18,873	First Merchants Corp.	429,361
16,663	FirstMerit Corp.	314,764
		1,376,254
Newspapers: Publishing or Publishing & Printing - 1.58%
22,988	Journal Communications, Inc. *	262,753

Real Estate Agents & Managers (For Others) - 2.08%
16,571	Interval Leisure Group, Inc.	346,168

Savings Institution, Federally Chartered - 6.44%
19,928	Flushing Financial Corp.	403,941
21,390	Provident Financial Services, Inc.	386,303
11,732	ViewPoint Financial Group, Inc. *	279,808
		1,070,052
Semiconductors & Related Devices - 5.17%
14,045	Microsemi Corp. *	398,597
27,715	RF Micro Devices, Inc. *	459,792
		858,389
Services-Business Services, NEC - 4.58%
39,325	Premier Global Services, Inc. *	417,632
12,854	Viad Corp.	342,688
		760,320
Services-Computer Programming Services - 4.32%
21,934	Perficient, Inc. *	408,630
4,489	Synaptics, Inc. *	309,023
		717,653
Services-Equipment Rental & Leasing, NEC - 2.74%
19,622	CAI International, Inc. *	455,230

Services-Hospitals - 2.33%
6,439	Magellan Health Services, Inc. *	386,533

Services-Personal Services - 2.96%
23,464	Carriage Services, Inc.	491,571

State Commercial Banks - 4.72%
6,359	IberiaBank Corp.	412,381
36,792	Wilshire Bancorp, Inc.	372,703
		785,084
Television Broadcasting Stations - 2.20%
32,652	Gray Television, Inc. *	365,702

Title Insurance - 3.56%
10,678	Argo Group International Holdings, Ltd. (Bermuda)	592,309

Truck Trailers - 2.42%
32,510	Wabash National Corp. *	401,824

Trucking (No Local) - 1.61%
5,781	ArcBest Corp.	268,065

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.36%
6,359	EnerSys	392,477

TOTAL FOR COMMON STOCKS (Cost $11,871,279) - 83.42%		$ 13,862,994

REAL ESTATE INVESTMENT TRUSTS - 11.15%
67,910	Cedar Realty Trust, Inc.	498,459
16,119	Corporate Office Properties Trust	457,296
15,507	Cyrusone, Inc.	427,218
25,063	Ramco-Gershenson Properties Trust	469,681

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,493,152) - 11.15%		$ 1,852,654

SHORT TERM INVESTMENTS - 4.93%
818,844	Invesco Short Term Investments Treasury 0.01% **	818,844

TOTAL FOR SHORT TERM INVESTMENTS (Cost $818,844) - 4.93%		$ 818,844

TOTAL INVESTMENTS (Cost $14,183,275) - 99.50%		$ 16,534,492

OTHER ASSETS LESS LIABILITIES - .50%		83,447

NET ASSETS - 100.00%		$ 16,617,939

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Elessar Small Cap Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,183,275 amounted to $2,351,217, which consisted of aggregate gross unrealized appreciation of $2,553,268 and aggregate gross unrealized depreciation of $202,051.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,862,994	$0	$0	$13,862,994
Real Estate Investment Trusts	$1,852,654	$0	$0	$1,852,654
Cash Equivalents	$818,844	$0	$0	$818,844
Total	$16,534,492	$0	$0	$16,534,492

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary

Date:  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Richard A. Giesen, Jr.

*Richard A. Giesen, Jr.

President

Date: February 26, 2015

* Print the name and title of each signing officer under his or her signature.